Deposits (Details 1) (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2017	$ 141,397
2018	67,698
2019	36,014
2020	18,054
2021	10,785
After 2021	0
Total	$ 273,948